Label	Element	Value
Principal Exchange-Traded Funds | Principal Active High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Active High Yield ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Exchange-Traded Funds
Supplement dated June 21, 2021
to the Prospectus dated November 1, 2020
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR PRINCIPAL ACTIVE INCOME ETF
Effective September 1, 2021, delete all references in this prospectus to Principal Active Income ETF, and replace with Principal Active High Yield ETF.

On June 15, 2021, the Principal Exchange-Traded Funds Board authorized the following stock split for the Fund at the ratio indicated below.

Fund Name	Ticker	Forward Split Ratio	Record Date	Pay Date
Principal Active Income ETF	YLD	2 for 1	August 31, 2021	September 1, 2021, after close of trading
Shares of the Fund will begin trading on a split-adjusted basis on September 2, 2021.
As a result of the stock split, for each share of the Fund a shareholder currently holds, the shareholder will receive a proportional number of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in the Fund will be unchanged, and each shareholder will continue to own the same percentage (by value) of the Fund immediately following the stock split as it did immediately prior to the stock split. The stock split will not be a taxable event, nor does it have an impact on any Fund’s holdings or its performance.

Objective [Heading]	rr_ObjectiveHeading	Effective September 1, 2021, delete the current Objective and replace with the following:Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2021, delete the Annual Fund Operating Expenses table, and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective September 1, 2021, in the Example section, delete the table and replace with the following:
Strategy [Heading]	rr_StrategyHeading	Effective September 1, 2021, delete the current Principal Investment Strategies and replace with the following:Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans . “Below investment grade” securities are rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings. If securities are rated differently by the rating agencies, the highest rating is used. If the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade. If the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade.
The Fund also invests in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund’s investments include securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, which as of December 31, 2020 was 3.56 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives to manage fixed-income exposure (including for hedging purposes) currency swaps and credit default swaps, in an effort to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Risk [Heading]	rr_RiskHeading	Effective September 1, 2021,in the Principal Risks section, add the following risks alphabetically to the list:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Effective September 1, 2021,in the Principal Risks section, delete the following risks:
Asset Allocation Risk
Convertible Securities Risk
Dividend Oriented Stocks Risk
Equity Securities Risk
Master Limited Partnership Risk
Real Estate Investment Trusts Risk
Real Estate Securities Risk
Securitized Products Risk
U.S. Government Sponsored Securities Risk

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective September 1, 2021, in the Performance section, after the third paragraph, add the following paragraph:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Performance Table Heading	rr_PerformanceTableHeading	Effective September 1, 2021, in the Average Annual Total Returns table, add a footnote reference to the table heading and the following footnote:
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493

[1]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.